Segmented information - Revenue by geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Canada
Disclosure of geographical areas [line items]
Total revenue	$ 154,941	$ 130,397
United States
Disclosure of geographical areas [line items]
Total revenue	14,080	14,785
Total revenue	$ 169,021	$ 145,182